8. Subordinated Debt: Schedule of Subordinated Debt Interest Rates (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Subordinated Debt Interest Rates
Weighted Average Interest Rate at			Weighted Average Interest Rate
End of Year			During Year

2017	2016	2015	2017	2016	2015

2.67%	2.75%	2.86%	2.65%	2.77%	2.82%